Employee Benefit Plans (Details) - Schedule of balance sheet obligations, distributed between pension and other post-employment benefits - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Included in other long-term liabilities
Pension benefits	$ 17,927	$ 22,070
Other post-employment benefits	27,294	25,914
Accrued benefit liabilities (Note 23)	45,221	47,984
Included in other long-term assets
Pension benefits (Note 15)	$ 30,105